FINANCIAL INSTRUMENTS - Parent - Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	£ 1,055	£ 899
Debt securities in issue	37,569	35,778
Subordinated liabilities	2,385	2,386
Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	8,792	9,591
Debt securities in issue	1,916	1,911
Subordinated liabilities	1,644	1,633
Total financial liabilities	3,900	3,300
Undiscounted Cash Flow
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	1,228	1,073
Debt securities in issue	44,182	41,640
Subordinated liabilities	2,882	3,456
Total financial liabilities	258,993	273,141
Off-balance sheet commitments given	35,671	31,439
Undiscounted Cash Flow | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	10,144	11,177
Debt securities in issue	2,195	2,171
Subordinated liabilities	2,609	2,711
Total financial liabilities	14,948	16,059
Off-balance sheet commitments given	0	0
Undiscounted Cash Flow | On demand
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	10	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Total financial liabilities	173,357	182,972
Off-balance sheet commitments given	4,028	3,805
Undiscounted Cash Flow | On demand | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Total financial liabilities	0	0
Off-balance sheet commitments given	0	0
Undiscounted Cash Flow | Not later than 3 months
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	3	8
Debt securities in issue	5,930	7,500
Subordinated liabilities	27	27
Total financial liabilities	20,765	21,806
Off-balance sheet commitments given	19,088	15,205
Undiscounted Cash Flow | Not later than 3 months | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	1,097
Debt securities in issue	20	18
Subordinated liabilities	37	37
Total financial liabilities	57	1,152
Off-balance sheet commitments given	0	0
Undiscounted Cash Flow | >3 and ≤12 months
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	135	7
Debt securities in issue	2,057	3,835
Subordinated liabilities	628	83
Total financial liabilities	17,054	11,521
Off-balance sheet commitments given	916	1,408
Undiscounted Cash Flow | >3 and ≤12 months | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	0	0
Debt securities in issue	84	76
Subordinated liabilities	554	254
Total financial liabilities	638	330
Off-balance sheet commitments given	0	0
Undiscounted Cash Flow | >1 and ≤5 years
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	556	538
Debt securities in issue	28,422	21,708
Subordinated liabilities	332	876
Total financial liabilities	37,101	44,708
Off-balance sheet commitments given	8,391	7,399
Undiscounted Cash Flow | >1 and ≤5 years | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	8,604	6,207
Debt securities in issue	2,091	2,077
Subordinated liabilities	689	1,009
Total financial liabilities	11,384	9,293
Off-balance sheet commitments given	0	0
Undiscounted Cash Flow | Later than five years
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	524	520
Debt securities in issue	7,773	8,597
Subordinated liabilities	1,895	2,470
Total financial liabilities	10,716	12,134
Off-balance sheet commitments given	3,248	3,622
Undiscounted Cash Flow | Later than five years | Santander UK Group Holdings plc
Disclosure of detailed information about financial instruments [line items]
Other financial liabilities at fair value through profit or loss	1,540	3,873
Debt securities in issue	0	0
Subordinated liabilities	1,329	1,411
Total financial liabilities	2,869	5,284
Off-balance sheet commitments given	£ 0	£ 0